Capital Stock and Long-term Retention Plan - Weighted-average assumptions (Details) - Long-Term Retention Plan - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions:
Dividend yield	0.55%	0.38%	0.38%	0.33%	0.39%
Expected volatility	25.38%	24.58%	27.60%	26.92%	19.07%
Risk-free interest rate	7.17%	7.04%	4.83%	4.61%	4.68%
Expected average life of awards	3 years	2 years 11 months 16 days	3 years	3 years	3 years
CPOs
Arrangements:
Number of CPOs or CPOs equivalent granted (in units)	32,500	37,000	39,000	39,000	39,000
Contractual life	3 years	3 years	3 years	3 years	3 years